Secured debentures	12 Months Ended
Oct. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Secured debentures
12. Notes payable

As at	October 31, 2025	October 31, 2024
	$	$
Nuleaf notes payable(i)	—	1,086
OCN notes payable(ii)	—	12,888
Term loan(iii)	3,637	—
Vendor loan(iv)	9,007	—
Other(v)	795	65
Total	13,439	14,039
Less current portion	(1,536)	(13,974)
Long-term obligation	11,903	65
(i)On April 2, 2024 , the Company entered into a non-interest bearing note payable with former minority owners of Nuleaf to settle the exercise of the put option. The note payable was entered into on April 2, 2024, in the amount of $1,878 for a period of 15 months. The Company paid the loan in full in June 2025. For the year ended October 31, 2025, the Company made payments of $1,180 (October 31, 2024: $1,001) and incurred accretion expense in the amount of $84 (October 31, 2024: $180).
(ii)On November 18, 2020, the Company acquired all of the issued and outstanding shares of Meta which included a note payable to Opaskwayak Cree Nation (“OCN”). The note payable was valued at $12,783 at the date of acquisition by discounting it over two years at market interest rate of 15%. On January 6, 2021, the Company entered into another amended loan agreement with OCN to remove the annual administration fee and extend the maturity date of the loan until December 31, 2024. The Company paid the $13,000 loan in full on December 31, 2024. For the year ended October 31, 2025, the Company incurred interest in the amount of $216 (October 31, 2024: $1,301) and accretion of $87 (October 31, 2024: $509) in relation to the loan.
(iii)Remexian, a subsidiary of the Company, entered into a fixed-rate installment term loan with an unrelated party bank on March 31, 2025, with original principal of $3,885 (EUR 2.5 million) and final maturity on March 31, 2030. The loan bears interest at a fixed rate of 4.82% per annum, calculated using 360-day year, with quarterly principal repayments of $200 (EUR 0.125 million) commencing June 30, 2025; contractual interest accrues over the term of the loan and is payable at maturity. The loan is denominated in Euros and translated into Canadian dollars using the closing exchange rate at the reporting date in accordance with IAS 21 and is measured at amortized cost under IFRS 9. As at October 31, 2025, principal outstanding was $3,637, of which $808 was classified as current and $2,830 as non-current, with a carrying amount of $2,929. Accrued interest of approximately $112 was recognized separately within trade and other payables. The loan is secured by a transfer of ownership of inventory and an assignment of related insurance claims and is further supported by maximum amount guarantees of $932 (EUR 0.6 million) provided by the two largest non-controlling interest owners of Remexian . Following the acquisition of Remexian, the Company placed $488 (EUR 0.3 million) in escrow with a notary in respect of potential security claims. Financial covenants include a minimum equity ratio of 25% and a maximum net debt ratio of 3.0, all of which were met as at October 31, 2025.
(iv)In connection with the acquisition of Remexian, the Company entered into a vendor financing arrangement pursuant to which a portion of the purchase consideration was deferred and recorded as a note payable by the Company to the vendors. The vendor loan has a principal amount of $12,290. The vendor loan bears interest at a fixed rate of 7% per annum on the outstanding principal, with interest accruing annually and payable on January of the following calendar year. The Company may repay the vendor loan in whole or in part, at its discretion, subject to minimum repayment amounts of EUR 100,000 or multiples thereof, and provided that 60 days’ prior written notice is given to the vendor in the case of early repayment. The vendor loan is unsecured and is governed by the laws of the Federal Republic of Germany. There are no financial covenants attached to the vendor loan. In accordance with IFRS 3 – Business Combinations, the vendor loan was initially recognized at its fair value of $9,007 at the acquisition date, with the difference between the principal amount and fair value included as part of the acquisition accounting. Subsequent to initial recognition, the vendor loan is measured in accordance with IFRS 9 – Financial Instruments, at amortized cost using the effective interest method.
(v)Included in current notes payable are an e-commerce subsidiary's $67 loan. Also included are Remexian’s seven fixed-rate Euro-denominated loans. A total of EUR 700 was advanced to Remexian in 2024, prior to the Company’s acquisition of Remexian. As at October 31, 2025, principal outstanding under these loans totaled $728 (EUR 450). The unsecured loans contain no financial covenants, are subordinated to all other third-
party claims, bear fixed interest at an average rate of 10% per annum, and are classified within current notes payable based on their repayment schedules. These borrowings are measured at amortized cost.
18. Secured debentures

As at		October 31, 2025	October 31, 2024
		$	$
Opening balance		7,476	—
Issuance of additional debentures		4,427	—
Issuance of initial debentures		—	7,323
Accretion		633	153
Total	12,536	12,536	7,476
On July 31, 2024, the Company established a secured debenture facility with a 12% coupon rate and 5-year maturity. On August 7, 2024, the Company issued $10,000 of debentures at a 10% discount and received net cash proceeds of $8,700. On November 30, 2024, the Company issued an additional $5,000 of debentures at 10% discount and received net cash proceeds of $4,449.
On July 31, 2024, the Company issued 230,760 shares for consideration of $800 in connection with the secured debenture facility.
For the year ended October 31, 2025, the Company incurred interest in the amount of $1,787 (October 31, 2024: $303) and accretion expense of $633 (October 31, 2024: $153). In addition, the Company recognized amortization expense related to loan issuance costs of $0 (October 31, 2024 - $nil). This secured debenture is subject to the same covenants as the Connect First loan, with which the Company remains in full compliance.